Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	$ 476	$ 1,079	$ 517
Qualified and Non-qualified Pension Benefits | Maximum
Company's assumption for the expected return on plan assets
Estimated pension contributions for next fiscal year	200
Qualified and Non-qualified Pension Benefits | Minimum
Company's assumption for the expected return on plan assets
Estimated pension contributions for next fiscal year	100
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	53	752	237
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	1
Amortization of prior service cost (benefit)	4
Amortization of net actuarial (gain) loss	242
Total amortization expected over the next fiscal year	247
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.98%	4.14%	4.15%
Compensation rate increase	4.00%	4.00%	4.00%
Percentage increase (decrease) in discount rate obligation from the prior year	0.84%
Additional expected pension expense in next fiscal year from the prior year	34
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.14%	4.15%	5.23%
Expected return on assets	8.00%	8.25%	8.50%
Percentage increase (decrease) in expected return on assets in next fiscal year from the prior year	(0.25%)
Compensation rate increase	4.00%	4.00%	4.00%
United States Qualified Pension Benefits
Company's assumption for the expected return on plan assets
Expected return on assets for next fiscal year	7.75%
Rate of return on plan assets	6.02%	13.60%	8.70%
Average annual actual return on plan assets over the past 10 years	8.70%
Average annual actual return on plan assets over the past 25 years	10.30%
United States Qualified Pension Benefits | Global equities
Asset Allocation assumption
Asset allocation assumption for next fiscal year	21.00%
Company's assumption for the expected return on plan assets
Expected return on assets for next fiscal year	7.50%
United States Qualified Pension Benefits | Private equities
Asset Allocation assumption
Asset allocation assumption for next fiscal year	16.00%
Company's assumption for the expected return on plan assets
Expected return on assets for next fiscal year	12.50%
United States Qualified Pension Benefits | Fixed income securities
Asset Allocation assumption
Asset allocation assumption for next fiscal year	47.00%
Company's assumption for the expected return on plan assets
Expected return on assets for next fiscal year	4.50%
United States Qualified Pension Benefits | Absolute return investments
Asset Allocation assumption
Asset allocation assumption for next fiscal year	16.00%
Company's assumption for the expected return on plan assets
Expected return on assets for next fiscal year	6.00%
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	423	327	280
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	(1)
Amortization of prior service cost (benefit)	(16)
Amortization of net actuarial (gain) loss	123
Total amortization expected over the next fiscal year	106
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.02%	3.78%	4.58%
Compensation rate increase	3.35%	3.31%	3.52%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	3.78%	4.58%	5.04%
Expected return on assets	5.87%	6.38%	6.58%
Compensation rate increase	3.31%	3.52%	3.59%
Postretirement Benefits
Benefit Plan Information
Company contributions	6	67	65
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	0
Amortization of prior service cost (benefit)	(48)
Amortization of net actuarial (gain) loss	57
Total amortization expected over the next fiscal year	$ 9
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.83%	4.00%	4.04%
Percentage increase (decrease) in discount rate obligation from the prior year	0.83%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.00%	4.04%	5.09%
Expected return on assets	7.19%	7.30%	7.38%